Demerger (Details) € in Millions		6 Months Ended	12 Months Ended
	Jul. 01, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 09, 2025 shares
Demerger
Increase in net debt			€ 3,078	€ 2
Payments for transactions with previous owner	€ 3,162	€ 3,162	€ 3,162
Intercompany facility to facilitate demerger
Demerger
Value of commodity derivatives	11,000
Increase in net debt	€ 10,615
Unilever Group Companies
Demerger
Percentage of ownership interest		19.90%	19.90%
Demerger Agreement with Unilever
Demerger
Share exchange ratio	0.2
Demerger Agreement with Unilever | Unilever Group Companies
Demerger
Number of shares owned | shares					121,877,281
Percentage of ownership interest					19.90%
Subsidies, Unilever demerger
Demerger
Interest paid for both subsidies	€ 0
Inventory subsidy paid	905
Proceeds from non-inventory working capital subsidy	€ 300